Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Earnings Per Share Disclosure [Line Items]
Net income attributable to shareholders of Kyocera Corporation	¥ 88,756	¥ 66,473	¥ 79,357
Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	¥ 241.93	¥ 181.18	¥ 216.29
Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	¥ 241.93	¥ 181.18	¥ 216.29
Basic weighted average number of shares outstanding	366,872	366,884	366,902
Diluted weighted average number of shares outstanding	366,872	366,884	366,902